Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	1,159,780,483.58	46,219
Yield Supplement Overcollateralization Amount 05/31/24	94,464,473.06	0
Receivables Balance 05/31/24	1,254,244,956.64	46,219
Principal Payments	40,902,461.60	1,095
Defaulted Receivables	148,626.10	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	90,182,163.64	0
Pool Balance at 06/30/24	1,123,011,705.30	45,119

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.87%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	8,729,738.14	325
Past Due 61-90 days	2,069,051.91	66
Past Due 91-120 days	250,690.85	12
Past Due 121+ days	0.00	0
Total	11,049,480.90	403

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	103,852.90
Aggregate Net Losses/(Gains) - June 2024	44,773.20
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	10,107,105.35
Actual Overcollateralization	10,107,105.35
Weighted Average Contract Rate	7.36%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	60.46

Flow of Funds	$ Amount
Collections	48,374,348.06
Investment Earnings on Cash Accounts	67,820.46
Servicing Fee	(1,045,204.13)
Transfer to Collection Account	-
Available Funds	47,396,964.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,843,662.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	7,830,753.93
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,107,105.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,865,229.86

Total Distributions of Available Funds	47,396,964.39

Servicing Fee	1,045,204.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	1,149,342,459.23
Principal Paid	36,437,859.28
Note Balance @ 07/15/24	1,112,904,599.95

Class A-1
Note Balance @ 06/17/24	147,042,459.23
Principal Paid	36,437,859.28
Note Balance @ 07/15/24	110,604,599.95
Note Factor @ 07/15/24	48.0889565%

Class A-2a
Note Balance @ 06/17/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	200,000,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-2b
Note Balance @ 06/17/24	228,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	228,500,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-3
Note Balance @ 06/17/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	428,500,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	89,800,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	37,000,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	18,500,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,093,875.25
Total Principal Paid	36,437,859.28
Total Paid	41,531,734.53

Class A-1
Coupon	5.53400%
Interest Paid	632,903.42
Principal Paid	36,437,859.28
Total Paid to A-1 Holders	37,070,762.70

Class A-2a
Coupon	5.48000%
Interest Paid	913,333.33
Principal Paid	0.00
Total Paid to A-2a Holders	913,333.33

Class A-2b
SOFR Rate	5.33303%
Coupon	5.76303%
Interest Paid	1,024,218.50
Principal Paid	0.00
Total Paid to A-2b Holders	1,024,218.50

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.1336324
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5689842
Total Distribution Amount	33.7026166

A-1 Interest Distribution Amount	2.7517540
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	158.4254751
Total A-1 Distribution Amount	161.1772291

A-2a Interest Distribution Amount	4.5666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5666667

A-2b Interest Distribution Amount	4.4823567
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.4823567

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	214.91
Noteholders' Third Priority Principal Distributable Amount	507.71
Noteholders' Principal Distributable Amount	277.38

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	3,080,896.88
Investment Earnings	13,319.52
Investment Earnings Paid	(13,319.52)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88